6. EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Equipment

		June 30, 2015			December 31, 2014
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$75,623	$58,459	$17,164	$81,314	$60,877	$20,437
Computer equipment	341,380	281,423	59,957	363,823	290,361	73,462
Field equipment	201,847	140,601	61,246	217,036	141,797	75,239
Buildings	45,350	38,350	7,000	48,762	40,334	8,428
	$664,200	$518,833	$145,367	$710,935	$533,369	$177,566